Annual Operating Expenses - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 50% - Fidelity Asset Manager 50%	Nov. 29, 2024
Operating Expenses:
Management fee	0.53%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.55%

[1]	B Adjusted to reflect current fees .
[2]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.